Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 02, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2013